Annual Operating Expenses - FidelityInternationalDiscoveryFund-AMCIZPRO - FidelityInternationalDiscoveryFund-AMCIZPRO - Fidelity International Discovery Fund	Dec. 30, 2022
Fidelity Advisor International Discovery Fund - Class A
Operating Expenses:
Management fee	0.80%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual operating expenses	1.31%
Fidelity Advisor International Discovery Fund - Class C
Operating Expenses:
Management fee	0.80%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual operating expenses	2.10%
Fidelity Advisor International Discovery Fund - Class M
Operating Expenses:
Management fee	0.80%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.25%
Total annual operating expenses	1.55%
Fidelity Advisor International Discovery Fund - Class I
Operating Expenses:
Management fee	0.80%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.99%
Fidelity Advisor International Discovery Fund - Class Z
Operating Expenses:
Management fee	0.80%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.87%